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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2011
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      10/27/11
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,203,579
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    36455   507800 SH       Sole                   507800
American Express Co.           COM              025816109    68023  1515000 SH       Sole                  1515000
Becton, Dickinson & Company    COM              075887109    35700   486900 SH       Sole                   486900
Coach, Inc.                    COM              189754104    22810   440100 SH       Sole                   440100
CVS Caremark Corp.             COM              126650100    41934  1248400 SH       Sole                  1248400
Diageo PLC                     COM              25243Q205    53143   699900 SH       Sole                   699900
Goldman Sachs Group Inc.       COM              38141G104    42425   448700 SH       Sole                   448700
International Business Machine COM              459200101    73725   421600 SH       Sole                   421600
Johnson & Johnson              COM              478160104    66639  1046300 SH       Sole                  1046300
JPMorgan Chase & Co.           COM              46625H100    34695  1151900 SH       Sole                  1151900
McDonald's Corp.               COM              580135101   126250  1437600 SH       Sole                  1437600
Microsoft Corp.                COM              594918104    42547  1709400 SH       Sole                  1709400
Morgan Stanley                 COM              617446448    22789  1686800 SH       Sole                  1686800
NIKE, Inc.                     COM              654106103    60609   708800 SH       Sole                   708800
PepsiCo, Inc.                  COM              713448108    85125  1375200 SH       Sole                  1375200
Pfizer Inc.                    COM              717081103    32809  1855700 SH       Sole                  1855700
Quest Diagnostics Inc.         COM              74834L100    30811   624200 SH       Sole                   624200
Target Corp.                   COM              87612E106    48079   980400 SH       Sole                   980400
The Coca-Cola Co.              COM              191216100    89220  1320600 SH       Sole                  1320600
The Procter & Gamble Co.       COM              742718109    43335   685900 SH       Sole                   685900
UnitedHealth Group Inc.        COM              91324P102    30181   654400 SH       Sole                   654400
Wal-Mart Stores, Inc.          COM              931142103    88718  1709400 SH       Sole                  1709400
Zimmer Holdings, Inc.          COM              98956P102    27558   515300 SH       Sole                   515300